CONSOLIDATED STATEMENTS OF CHANGES IN SHAREHOLDERS' EQUITY ¥ in Thousands, $ in Thousands	Total JA Solar Holdings shareholders' equity CNY (¥)	Ordinary shares CNY (¥) shares	Additional paid-in capital CNY (¥)	Statutory reserves CNY (¥)	(Accumulated Deficit)/Retained earnings CNY (¥)	Accumulated other comprehensive Income/(loss) CNY (¥)	Non-controlling interest CNY (¥)	USD ($) shares	CNY (¥) shares
Balance at Dec. 31, 2014	¥ 5,360,172	¥ 186	¥ 5,638,703	¥ 436,807	¥ (726,610)	¥ 11,086	¥ 106,696
Balance at Dec. 31, 2014									¥ 5,466,868
Balance (in shares) at Dec. 31, 2014 | shares		252,301,917
Increase (Decrease) in Shareholders' Equity
Share based compensation	9,405		9,405						9,405
Exercise of stock options	1,196		1,196						1,196
Exercise of stock options (in shares) | shares		140,000
Vesting of restricted share units (in shares) | shares		267,500
Statutory reserves				116,337	(116,337)
Repurchase of shares	(139,753)	¥ (10)			(139,743)			$ (22,441)	¥ (139,753)
Shares repurchase (Note 31) (in shares) | shares		(14,855,815)						(14,855,815)	(14,855,815)
Net income/(loss)	623,713				623,713		(9,243)		¥ 614,470
Other comprehensive loss for foreign currency translation adjustment	(35,038)					(35,038)			(35,038)
Balance at Dec. 31, 2015	5,819,695	¥ 176	5,649,304	553,144	(358,977)	(23,952)	97,453
Balance at Dec. 31, 2015									5,917,148
Balance (in shares) at Dec. 31, 2015 | shares		237,853,602
Increase (Decrease) in Shareholders' Equity
Share based compensation	2,253		2,253						2,253
Statutory reserves				112,609	(112,609)
Capital injection by non-controlling interests							200		200
Liquidation of a subsidiary							(133,364)		(133,364)
Net income/(loss)	683,699				683,699		35,911		719,610
Other comprehensive loss for foreign currency translation adjustment	(44,517)					(44,517)			(44,517)
Balance at Dec. 31, 2016	6,461,130	¥ 176	5,651,557	665,753	212,113	(68,469)	200		6,461,130
Balance at Dec. 31, 2016									¥ 6,461,330
Balance (in shares) at Dec. 31, 2016 | shares		237,853,602						237,853,602	237,853,602
Increase (Decrease) in Shareholders' Equity
Share based compensation	414		414						¥ 414
Exercise of stock options	23		23						23
Exercise of stock options (in shares) | shares		72,750
Statutory reserves				90,034	(90,034)
Net income/(loss)	300,125				300,125				300,125
Other comprehensive loss for foreign currency translation adjustment	4,237					4,237			4,237
Balance at Dec. 31, 2017	¥ 6,765,929	¥ 176	¥ 5,651,994	¥ 755,787	¥ 422,204	¥ (64,232)	¥ 200		6,765,929
Balance at Dec. 31, 2017									¥ 6,766,129
Balance (in shares) at Dec. 31, 2017 | shares		237,926,352						237,926,352	237,926,352